Depreciation and Amortization (Details) - Schedule of depreciation and amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of intangibles assets
Other intangible assets arising from business combinations
Other independently originated intangible assets	21,502	17,831	15,865
Depreciation of property and equipment
Buildings and land	9,228	8,895	9,249
Other property and equipment	21,708	20,873	20,596
Depreciation and impairment of leased assets
Buildings and land	30,804	28,339	26,725
Other property and equipment
Depreciation for improvements in leased real estate as leased of right-to-use assets	963	860	922
Amortization for the right-to-use other intangible assets under lease
Depreciation of other assets for investment properties
Amortization of other assets per activity income asset
Total	$ 84,205	$ 76,798	$ 73,357